RELATED PARTY TRANSACTIONS - Related Parties Transaction (Details) - Fang - CNY (¥) ¥ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang's share-based awards			¥ 4,337	¥ 9,919	¥ 11,481
Rent expenses			7,621	7,621	8,544
IT service fee		¥ 5,214	5,214
Software license fee		¥ 278	278
Cash advance from related parties					3,815
Repayment of cash advance from related parties				3,815
Share-based compensation expenses related to Fang's share-based awards	¥ 7,776		7,776	6,808	6,283
Listing services
Related Party Transaction [Line Items]
Revenue			26,382	¥ 4,543	3,781
Analytics services
Related Party Transaction [Line Items]
Revenue			¥ 17,296		¥ 350